CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net income	$ 21,630	¥ 150,182	¥ 134,841	¥ 405,363
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	4,994	34,673	46,361	39,117
Impairment of investment security	16,533	114,789
Accounts receivable write off			17,157
Advances to a supplier write off	3,943	27,378	19,688
Loans receivable write off	240	1,667	1,400
Provision for/(reversal) of inventory write-down	(470)	(3,264)	20,544	6,465
Depreciation and amortization expenses	4,441	30,833	29,925	18,659
Deferred tax income	372	2,580	7,873	6,528
Foreign exchange (gain)/ loss	(4,026)	(27,953)	78,101	(185)
Interest income of loans receivable	(1,504)	(10,439)	(7,145)
Call option write-down			16,000
Gain from the disposal of a majority owned subsidiary	(1,053)	(7,308)
Gain from the disposal of long-term investment	(1,058)	(7,348)
Share of income from equity method investment	(353)	(2,452)
Disposal of property, equipment and software	271	1,881	1,404	3,768
Changes in operating assets and liabilities:
Accounts receivable	2,175	15,099	(66,249)	(9,803)
Inventories	44,240	307,155	(340,076)	(429,523)
Advance to suppliers	6,257	43,444	(54,585)	82,649
Prepayments and other assets	(11,452)	(79,514)	84,925	(150,721)
Accounts payable	(65,667)	(455,925)	131,635	348,822
Amount due to related parties				(1,706)
Advance from customers	(5,595)	(38,847)	35,510	40,291
Tax payable	(2,647)	(18,379)	17,872	(15,556)
Accrued expenses and other liabilities	758	5,266	(23,684)	78,276
Net cash provided by operating activities	12,029	83,518	151,497	422,444
Cash flows used in investing activities:
Purchase of short-term investments	(492,871)	(3,422,000)	(2,781,500)	(3,684,484)
Maturity of short-term investments	444,332	3,085,000	4,952,547	1,170,620
Issuance of loans to suppliers				(19,730)
Repayment of loans from suppliers			10,500	4,230
Purchase of property, equipment and software	(4,232)	(29,381)	(36,527)	(40,129)
Purchase of land use right	(12,108)	(84,068)
Cash paid for construction in process	(2,409)	(16,726)
Repayment of convertible loan	26,790	186,000
Proceeds from the convertible loan issuer	53,579	372,000
Cash received from disposal of long-term investment	5,725	39,751
Cash received from disposal of majority owned subsidiary	723	5,019
Business acquisition payment, net of cash acquired				(6,222)
Purchase of long-term investments	(72,408)	(502,726)	(30,690)
Issuances of loans to an equity investee	(10,562)	(73,330)
Purchase of investment in security			(172,639)
Purchase of convertible loan			(558,000)
Net cash provided by/(used in) investing activities	(63,441)	(440,461)	1,383,691	(2,575,715)
Cash flows from financing activities:
Issuance of ordinary shares upon IPO				2,474,122
Repurchase of ordinary shares			(890)
Proceeds from exercises of share options	346	2,403	9,779	2,856
Proceeds from short-term bank loans	1,594	11,066	7,507	9,724
Proceeds from long-term bank loans			3,579
Payback of short-term borrowing			(15,420)
Payback of long-term borrowing	(27)	(184)	(138)
Net cash provided by financing activities	1,913	13,285	4,417	2,486,702
Effect of exchange rate changes on cash and cash equivalents	11,646	80,842	12,555	(512)
Net increase/(decrease) in cash and cash equivalents	(37,853)	(262,816)	1,552,160	332,919
Cash and cash equivalents at the beginning of the year	369,334	2,564,287	1,012,127	679,208
Cash and cash equivalents at the end of the year	331,481	2,301,471	2,564,287	1,012,127
Supplemental disclosures of cash flow information:
Cash paid for income taxes	6,871	47,705	71,867	128,053
Cash paid for interest	$ 95	¥ 661	¥ 548
Non-cash supplemental investing and financing activities:
Conversion of Series A-1 Redeemable Preferred Shares into ordinary shares				175
Conversion of preferred shares upon IPO				¥ 110,235